Income Taxes - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax [Line Items]
Income tax benefit, adjustment	$ 4
Other income tax disclosures
Effect of unrecognized tax benefit on income tax expense	39	$ 37	$ 28
Interest expense and penalties related to unrecognized income tax benefits	1	3	$ (1)
Net accrued interest and penalties, total	19	$ 19
State
Operating loss carryforwards
NOL carryforwards	2,843
Deferred income tax asset for State NOL carryforwards	146
Federal
Operating loss carryforwards
Deferred income tax asset for Federal NOL carryforwards (entities not on Federal return)	$ 13